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                 UNITED STATES                            OMB APPROVAL

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      SECURITIES AND EXCHANGE COMMISSION            OMB Number:    3235-0456
            Washington, D.C. 20549                  Expires: August 31, 2000
                                                    Estimated average burden
                                                    hours per response.....1
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                  FORM 24F-2
       ANNUAL NOTICE OF SECURITIES SOLD
            PURSUANT TO RULE 24F-2

    Read instructions at end of Form before preparing
                Form.

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     1.   Name and address of issuer:

          PaineWebber Index Trust
          1285 Avenue of the Americas
          New York, NY 10019

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     2.   The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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     3.   Investment Company Act File Number:

               811-8229

          Securities Act File Number:

               333-27917


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     4(a).Last day of fiscal year for which this Form is filed:

               May 31, 1998

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     4(b).|_| Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     NOTE:IF THE  FORM  IS  BEING  FILED  LATE,  INTEREST  MUST  BE  PAID ON THE
          REGISTRATION FEE DUE.

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     4(c) |_| Check box if this is the last time the issuer  will be filing this
          Form.



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




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
       5.    Calculation of registration fee:

           (i)  Aggregate sale price of                                           $       12,314,605
                                                                                  ------------------
                securities sold during the
                fiscal year pursuant to section
                24(f):

           (ii) Aggregate price of securities
                redeemed or repurchased during             $           18,384
                the fiscal year                             -----------------

           (iii)Aggregate price of securities redeemed or repurchased during any
                PRIOR fiscal year ending no earlier than October 1, 1995
                that were not previously used to
                reduce registration fees payable           $                0
                to the Commission:                          -----------------

          (iv)  Total available redemption credits [add Items 5(ii)              - $          18,384
                and 5(iii)]:                                                        ----------------

           (v)  Net sales - if item 5(i) is
                greater than Item 5(iv)                                            $      12,296,221
                [subtract item 5(iv) from Item                                      ----------------
                5(i)]:
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          (vi)  Redemption credits available for
                use in future years  -- if Item
                5(i) is less than Item 5(iv) [subtract     $(               0)
                Item 5(iv) from Item 5(i)]:                  ----------------

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          (vii) Multiplier for determining
                registration fee (See
                Instruction C.9):                                                x $        0.000295
                                                                                    ----------------
         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                                           = $        3,627.39
                                                                                    ----------------
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       6.    Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE .

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      7.     Interest  due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                                 + $               0
                                                                                    ----------------

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       8.    Total of the amount of the  registration  fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                 = $        3,627.39
                                                                                    ================

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

       9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             August 25, 1998

                     Method of Delivery:

                                   |X|    Wire Transfer

                                   |_|    Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Barney A. Taglialatela
                             -------------------------------------------
                                 Barney A. Taglialatela
                                 Vice President and Assistant Treasurer

Date:   AUGUST 27, 1998

  *Please print the name and title of the signing officer below the signature.